PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Assets	Estimated useful life
Computer and equipment	5 years
The following table summarizes property and equipment:

	As of December 31,
	£2025	2024
Computer and equipment	58,499	56,949
Less: accumulated depreciation	(32,660)	(21,096)
Property and equipment, net	25,839	35,853